Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill
Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.
The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The actuarial based approaches such as embedded value or cash flow testing estimate the net worth of the reporting unit and the value of existing and new business. The actuarial based approaches require judgments and assumptions about level of economic capital required to support the mix of business, long-term growth rates, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.
When testing goodwill for impairment, the Company also considers its market capitalization in relation to the aggregate estimated fair value of its reporting units. The Company applies significant judgment when determining the estimated fair value of the Company’s reporting units and when assessing the relationship of market capitalization to the aggregate estimated fair value of its reporting units.
The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management’s reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company’s reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company’s results of operations or financial position.
The Company performed its annual goodwill impairment tests of its reporting units using a qualitative assessment and/or quantitative assessments under the market multiple, discounted cash flow and/or actuarial based valuation approaches and concluded that the estimated fair values of all such reporting units were in excess of their carrying values and, therefore, goodwill was not impaired.
Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total
	(In millions)
Balance at January 1, 2014
Goodwill	$1,451	$4,898	$1,588	$1,356	$1,567	$42	$10,902
Accumulated impairment (2)	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,898	1,588	1,356	887	42	10,222
Dispositions	—	(3)	—	(7)	—	—	(10)
Effect of foreign currency translation and other	—	(280)	(203)	(117)	—	—	(600)
Balance at December 31, 2014
Goodwill	1,451	4,615	1,385	1,232	1,567	42	10,292
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,615	1,385	1,232	887	42	9,612
Effect of foreign currency translation and other	—	(107)	(199)	(89)	—	—	(395)
Balance at December 31, 2015
Goodwill	1,451	4,508	1,186	1,143	1,567	42	9,897
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,508	1,186	1,143	887	42	9,217
Dispositions (3)	—	—	—	—	—	(42)	(42)
Effect of foreign currency translation and other	—	88	40	(83)	—	—	45
Balance at December 31, 2016
Goodwill	1,451	4,596	1,226	1,060	1,567	—	9,900
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	$1,451	$4,596	$1,226	$1,060	$887	$—	$9,220
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(1)	Includes goodwill of $4.4 billion, $4.3 billion and $4.4 billion from the Japan operations at December 31, 2016, 2015 and 2014, respectively.

(2)
The $680 million accumulated impairment in the MetLife Holdings segment relates to the retail annuities business impaired in 2012 that was not part of the separation of Brighthouse (see Note 3) and includes allocated goodwill from Corporate & Other. This accumulated impairment balance was based on estimated fair value.

(3)	In connection with the U.S. Retail Advisor Force Divestiture, goodwill in Corporate & Other was reduced by $42 million for the year ended December 31, 2016. See Note 3.